Fair Value of Financial Instruments - Schedule of Carrying Value and Estimated Fair Value of Cash and Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair value | Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt:	$ 0.0	$ 144.7
Fair value | Fair value, inputs, level 2 | 2028 Notes and 2030 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	0.0	1,840.3
Fair value | Fair value, inputs, level 2 | 2032 Notes and 2034 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	1,957.7	0.0
Fair value | Fair value, inputs, level 2 | Convertible Bonds due 2028
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	44.9	247.0
Fair value | Fair value, inputs, level 2 | Convertible Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	272.1	0.0
Fair value | Fair value, inputs, level 3 | Seller’s Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	150.0	0.0
Carrying value | Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt:	0.0	143.6
Carrying value | Fair value, inputs, level 2 | 2028 Notes and 2030 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	0.0	1,827.0
Carrying value | Fair value, inputs, level 2 | 2032 Notes and 2034 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	2,035.0	0.0
Carrying value | Fair value, inputs, level 2 | Convertible Bonds due 2028
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	44.2	239.4
Carrying value | Fair value, inputs, level 2 | Convertible Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	300.0	0.0
Carrying value | Fair value, inputs, level 3 | Seller’s Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt:	$ 150.0	$ 0.0